Balance Sheet Components - Cash and Cash Equivalents (Details) - Cash and Cash Equivalents - Geographic Concentration Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
United Kingdom
Cash and Cash Equivalents [Line Items]
Concentration risk	89.00%	96.00%	95.00%
United States
Cash and Cash Equivalents [Line Items]
Concentration risk	11.00%	3.00%	4.00%
Other
Cash and Cash Equivalents [Line Items]
Concentration risk	0.00%	1.00%	1.00%